ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Jun. 30, 2024
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	As of
(In thousands)	June 30, 2024	March 31, 2024

Accounts payable and amounts accrued to CRO	$1,484	$1,413
Accrued bonuses and other payroll-related expenses	873	525
Accrued accounting and auditing fees	162	189
Accrued legal fees	142	194
Accrued other professional fees	91	157
Other accounts payable	76	136
Accrued clinical and R&D services	42	179
Other	95	43
Total accounts payable and accrued liabilities	$2,965	$2,836